Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate	16.00%	16.00%	16.00%	16.00%
Risk free rate	2.48%	2.27%	2.48%	2.27%
Rate of return	16.00%	16.00%	16.00%	16.00%
Sustainable growth rate	5.00%	5.00%	5.00%	5.00%
Company survival probability	65.00%	63.00%	65.00%	63.00%
Liquidation value	$ 0	$ 0	$ 0	$ 0